INVESTMENT IN BIG RIDGE GOLD CORP. (Details 1)	6 Months Ended
Dec. 31, 2021 CAD ($)
Loss before income taxes	$ (1,288)
Deferred income tax recovery	0
Net loss for the year	(1,288)
Other comprehensive income	0
Total comprehensive loss	$ (1,288)